Note 10 - Short-term Borrowings	12 Months Ended
Dec. 31, 2015
Disclosure Text Block [Abstract]
Short-term Debt [Text Block]
10.	SHORT-TERM BORROWINGS

The year ended December 31 outstanding balances and related information of short-term borrowings, which includes securities sold under agreements to repurchase and short-term borrowings from other banks, are summarized as follows:

(Dollar amounts in thousands)	2015	2014

Balance at year-end	$35,825	$14,808
Average balance outstanding	11,768	8,379
Maximum month-end balance	35,825	19,970
Weighted-average rate at year-end	1.37%	0.98%
Weighted-average rate during the year	1.65%	1.77%

Average balances outstanding during the year represent daily average balances, and average interest rates represent interest expense divided by the related average balance.

The Company maintains a $4.0 million line of credit at an adjustable rate, currently 3.92%, a $3.0 million line of credit at an adjustable rate, currently at 4.00%, and a $2.5 million line of credit at an adjustable rate, currently 3.75%. At December 31, 2015, 2014, and 2013, outstanding borrowings under these lines were $9.5 million, $3.1 million, and $3.9 million, respectively.

The following table provides additional detail regarding short-term borrowed funds.

	Repurchase Agreements (Sweep) Accounted for as Secured Borrowings (in thousands) Overnight and Continuous
	December 31, 2015	December 31, 2014
Repurchase agreements:
U.S. Government agency securities	$1,052	$1,090
Mortgage-backed securities in government-sponsored entities	1,877	2,091
	$2,929	$3,181